INCOME TAX (Details Textual)	12 Months Ended
Jun. 30, 2015 USD ($)
Deferred Tax Assets, Operating Loss Carryforwards, Total	$ 126,362
Operating Loss Carry forwards Expiration Period	$ 2,035